Reserves For Losses (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Card Member Receivables, Recoveries of Bad Debts	$ 358,000,000	$ 402,000,000	$ 383,000,000
Allowance for Card Member Loans, Recoveries of Bad Debts	428,000,000	452,000,000	493,000,000
Allowance for Card Member Receivables, Recoveries of Bad Debts - TDR	15,000,000	12,000,000	87,000,000
Allowance for Card Member Loans, Recoveries of Bad Debts - TDR	(10,000,000)	(1,000,000)	25,000,000
Card Member loans reserves for losses - other	12,000,000	(22,000,000)	(7,000,000)
Unauthorized Transactions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	(7,000,000)
Card Member loans reserves for losses - other	(6,000,000)
Foreign Currency Translation Adjustments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	(15,000,000)	(4,000,000)	2,000,000
Card Member loans reserves for losses - other	(17,000,000)	(12,000,000)	7,000,000
Card Member Bankruptcy Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	0	0	18,000,000
Card Member loans reserves for losses - other	0	0	4,000,000
Other Items [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	$ (8,000,000)	$ (17,000,000)	$ 9,000,000